Annual Operating Expenses {- Franklin Small Cap Value VIP Fund} - FTVIP Class 2-70 - Franklin Small Cap Value VIP Fund - Class 2	May 01, 2021
Operating Expenses:
Management fees	0.65%
Distribution and service (12b-1) fees	0.25%
Other expenses	0.03%
Total annual Fund operating expenses	0.93%